THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

February 8, 2011

EDGAR  CORRESPONDENCE

Kimberly A. Browning, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  MainGate Trust (SEC File Nos. 333-170422 and 811-22492)

Dear Kimberly:

This cover letter accompanies Pre-Effective Amendment (“PEA”) No. 2 to the initial registration statement on Form N-1A filed by MainGate Trust on behalf of its initial series, MainGate MLP Fund (the “Fund”).

The sole purpose of this filing is to include audited seed capital financial statements and the independent auditor’s consent.

We look forward to speaking to you on Wednesday, February 9th at 11:00 am EST.

Sincerely,

Dee Anne Sjögren
THOMPSON COBURN LLP